Employee Benefit Plans (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Change in benefit obligations:
Benefit obligations at January 1,	$ 10,293	$ 10,778
Service costs	272	275	$ 258
Interest costs	423	414	447
Plan participants’ contributions	0	0
Net actuarial (gains) losses	362	(617)
Acquisition, divestitures, settlements and curtailments	(37)	(4)
Change in benefits	(11)	0
Benefits paid	(582)	(521)
Effect of foreign currency translation	21	(32)
Benefit obligations at December 31,	10,741	10,293	10,778
Change in plan assets
Estimated fair value of plan assets at January 1,	8,603	8,848
Actual return on plan assets	618	(122)
Acquisition, divestitures and settlements	(7)	(3)
Plan participants’ contributions	0	0
Employer contributions	374	416
Benefits paid	(582)	(521)
Effect of foreign currency translation	3	(15)
Estimated fair value of plan assets at December 31,	9,009	8,603	8,848
Over (under) funded status at December 31,	(1,732)	(1,690)
Amounts recognized in the consolidated balance sheets
Other assets	3	5
Other liabilities	(1,735)	(1,695)
Net amount recognized	(1,732)	(1,690)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	2,993	2,945
Prior service costs (credit)	(11)	0
Accumulated other comprehensive (income) loss, before income tax	2,982	2,945
Accumulated benefit obligation	10,340	9,870
Other Postretirement Benefits
Change in benefit obligations:
Benefit obligations at January 1,	1,892	2,116
Service costs	9	17	15
Interest costs	82	89	93
Plan participants’ contributions	30	28
Net actuarial (gains) losses	(115)	(238)
Acquisition, divestitures, settlements and curtailments	18	(1)
Change in benefits	(43)	(10)
Benefits paid	(111)	(104)
Effect of foreign currency translation	(3)	(5)
Benefit obligations at December 31,	1,759	1,892	2,116
Change in plan assets
Estimated fair value of plan assets at January 1,	1,382	1,436
Actual return on plan assets	75	4
Acquisition, divestitures and settlements	(1)	(4)
Plan participants’ contributions	30	28
Employer contributions	13	23
Benefits paid	(111)	(104)
Effect of foreign currency translation	(2)	(1)
Estimated fair value of plan assets at December 31,	1,386	1,382	$ 1,436
Over (under) funded status at December 31,	(373)	(510)
Amounts recognized in the consolidated balance sheets
Other assets	1	1
Other liabilities	(374)	(511)
Net amount recognized	(373)	(510)
Accumulated other comprehensive (income) loss:
Net actuarial (gains) losses	89	222
Prior service costs (credit)	(49)	(14)
Accumulated other comprehensive (income) loss, before income tax	$ 40	$ 208